Business segments	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Business segments
Business segments
Century Aluminum is a producer of primary aluminum, which trades as a global commodity. We are organized as a holding company with each of our operating primary aluminum smelters managed and operated as a separate facility reporting to our corporate headquarters. Each of our operating primary aluminum smelters meets the definition of an operating segment. We evaluated the similar economic and other characteristics, including nearly identical products, production processes, customers and distribution and have aggregated our four operating segments into one reportable segment, primary aluminum, based on these factors. In addition, all of our primary aluminum smelters share several key economic factors inherent in their common products and production processes. For example, all of our facilities' revenue is based on the LME price for primary aluminum.
A reconciliation of our consolidated assets to the total of primary aluminum segment assets is provided below.

Segment assets (1)	2016	2015	2014
Primary	$1,492,964	$1,706,032	$1,987,727
Corporate, unallocated	47,363	46,436	37,331
Total assets	$1,540,327	$1,752,468	$2,025,058

(1)
Segment assets include accounts receivable, due from affiliates, prepaid and other current assets, inventory, intangible assets and property, plant and equipment — net; the remaining assets are unallocated corporate assets.

Geographic information
Included in the consolidated financial statements are the following amounts related to geographic locations:

	2016	2015	2014
Net sales:
United States	$808,912	$1,373,714	$1,370,570
Iceland	510,182	576,143	560,472
Long-lived assets: (1)
United States	$395,107	$408,722	$497,057
Iceland	625,897	801,268	831,507
Other	78,701	94,421	95,752

(1)	Includes long-lived assets other than financial instruments and deferred taxes.
Major customer information
The following table shows our major customers whose sales revenue exceeded 10% of our net sales.  A loss of any of these customers could have a material adverse effect on our results of operations.  The net sales revenue for these customers is as follows:

	Year Ended December 31,
	2016	2015	2014
Glencore	$1,178,631	$1,867,711	$1,262,101
Southwire	—	—	226,740